SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Collateralized Loan Obligations — 1.8%
Collateralized Loan Obligations Debt — 1.8%
Crown Point 8 Ltd. CLO, Ser. 2019-8A, Cl. ER, (3 Month TSFR +7.39%)(b),(c),(d)	11.07	10/20/2034	2,375,000	2,343,719
Diameter Capital 3 Ltd. CLO, Ser. 2022-3A, Cl. DR, (3 Month TSFR +5.25%)(b),(d)	8.92	1/15/2038	400,000	400,537
Trimaran Cavu Ltd. CLO, Ser. 2019-1A, Cl. ER, (3 Month TSFR +6.00%)(b),(d)	9.68	1/20/2037	700,000	690,365
Total Collateralized Loan Obligations (cost $3,415,625)				3,434,621
Convertible Corporate Bonds and Notes — 1.0%
Diversified Financials — .2%
Cleanspark, Inc., Sr. Unscd. Notes(b),(e)	0.00	2/15/2032	295,000	299,440
IREN Ltd., Sr. Unscd. Notes(b)	1.00	12/1/2033	194,000	168,877
				468,317
Energy — .2%
Crescent Energy Co., Sr. Unscd. Notes(b)	2.75	3/15/2031	342,000	337,212
Information Technology — .2%
Nebius Group NV, Sr. Unscd. Notes(b)	2.63	3/15/2033	200,000	354,215
Media — .3%
EchoStar Corp., Sr. Scd. Bonds(f)	3.88	11/30/2030	194,000	606,250
Real Estate — .1%
Compass, Inc., Gtd. Notes(b)	0.25	4/15/2031	254,000	276,326
Total Convertible Corporate Bonds and Notes (cost $1,931,831)				2,042,320
Corporate Bonds and Notes — 119.9%
Advertising — 1.3%
Neptune Bidco US, Inc., Sr. Scd. Notes(b),(c)	9.29	4/15/2029	1,218,000	1,243,107
Neptune Bidco US, Inc., Sr. Scd. Notes(b),(c)	9.50	2/15/2033	1,223,000	1,238,051
				2,481,158

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date		Principal Amount ($)(a)	Value ($)
Corporate Bonds and Notes — 119.9% (continued)
Aerospace & Defense — 4.3%
AAR Escrow Issuer LLC, Gtd. Notes(b),(c)	6.75	3/15/2029		737,000	753,559
Bombardier, Inc., Sr. Unscd. Notes(b)	5.88	1/15/2035		750,000	753,714
Bombardier, Inc., Sr. Unscd. Notes(b),(c)	6.75	6/15/2033		950,000	984,562
Goat Holdco LLC, Sr. Scd. Notes(b),(c)	6.75	2/1/2032		2,415,000	2,476,937
TransDigm, Inc., Gtd. Notes(b),(c)	6.13	7/31/2034		1,452,000	1,451,948
TransDigm, Inc., Gtd. Notes(b),(c)	6.38	5/31/2033		867,000	875,829
TransDigm, Inc., Sr. Scd. Notes(b),(c)	6.88	12/15/2030		870,000	894,686
TransDigm, Inc., Sr. Scd. Notes(b)	7.13	12/1/2031		220,000	228,076
					8,419,311
Airlines — 1.6%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., Sr. Scd. Notes(b),(c)	5.75	4/20/2029		1,275,121	1,278,350
JetBlue Airways Corp./JetBlue Loyalty LP, Sr. Scd. Notes(b)	9.88	9/20/2031		727,000	659,438
United Airlines Holdings, Inc., Gtd. Notes	4.88	3/1/2029		572,000	566,730
United Airlines Holdings, Inc., Gtd. Notes	5.38	3/1/2031		576,000	572,583
					3,077,101
Automobiles & Components — 3.0%
Clarios Global LP/Clarios US Finance Co., Gtd. Notes(b),(c)	6.75	9/15/2032		1,327,000	1,356,094
Clarios Global LP/Clarios US Finance Co., Sr. Scd. Notes(b),(c)	6.75	2/15/2030		645,000	664,992
Forvia SE, Sr. Unscd. Notes(b)	6.75	9/15/2033		795,000	795,162
Nissan Motor Co. Ltd., Sr. Unscd. Bonds(b)	6.38	7/17/2033	EUR	463,000	540,954
Nissan Motor Co. Ltd., Sr. Unscd. Notes(b)	4.35	9/17/2027		500,000	492,177

Description	Coupon Rate (%)	Maturity Date		Principal Amount ($)(a)	Value ($)
Corporate Bonds and Notes — 119.9% (continued)
Automobiles & Components — 3.0% (continued)
Nissan Motor Co. Ltd., Sr. Unscd. Notes(b),(c)	7.50	7/17/2030		803,000	828,311
Qnity Electronics, Inc., Gtd. Notes(b)	6.25	8/15/2033		370,000	376,914
Qnity Electronics, Inc., Sr. Scd. Notes(b),(c)	5.75	8/15/2032		933,000	939,135
					5,993,739
Banks — .7%
Citigroup, Inc., Jr. Sub. Bonds(c),(g)	6.63	2/15/2031		1,340,000	1,365,831
Building Materials — 2.4%
Builders FirstSource, Inc., Gtd. Notes(b),(c)	4.25	2/1/2032		724,000	674,924
EMRLD Borrower LP/Emerald Co-Issuer, Inc., Sr. Scd. Notes(b),(c)	6.63	12/15/2030		1,311,000	1,341,919
Quikrete Holdings, Inc., Sr. Scd. Notes(b),(c)	6.38	3/1/2032		851,000	869,430
Quikrete Holdings, Inc., Sr. Unscd. Notes(b),(c)	6.75	3/1/2033		1,052,000	1,072,917
Standard Building Solutions, Inc., Gtd. Notes(b)	5.88	3/15/2034		836,000	806,408
					4,765,598
Chemicals — 3.0%
Bond US Bidco 1, Inc./Bidco 2/Bidco 3/German Bidco 1 GmbH/German Bidco 2, Sr. Scd. Bonds(b),(c)	7.13	6/15/2033		1,356,000	1,370,003
Celanese US Holdings LLC, Gtd. Notes(c)	6.75	4/15/2033		379,000	386,288
Innophos Holdings, Inc., Bonds(b)	11.50	6/15/2029		467,000	430,021
Olympus Water US Holding Corp., Sr. Scd. Bonds	6.13	2/15/2033	EUR	720,000	828,460
Olympus Water US Holding Corp., Sr. Scd. Notes(b),(c)	6.75	8/1/2032		568,000	555,390
Olympus Water US Holding Corp., Sr. Scd. Notes(b)	7.25	2/15/2033		385,000	381,043
Stonepeak Motion Holdco Ltd./Stonepeak Motion Finco LLC, Sr. Scd. Notes(b)	6.13	7/15/2033		808,000	809,503

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date		Principal Amount ($)(a)	Value ($)
Corporate Bonds and Notes — 119.9% (continued)
Chemicals — 3.0% (continued)
WR Grace Holdings LLC, Sr. Scd. Notes(b)	6.63	8/15/2032		529,000	513,473
WR Grace Holdings LLC, Sr. Scd. Notes(b)	7.00	8/1/2033		570,000	555,512
					5,829,693
Commercial & Professional Services — 5.4%
Albion Financing 1 Sarl/Aggreko Holdings, Inc., Sr. Scd. Notes(b),(c)	7.00	5/21/2030		846,000	876,548
Allied Universal Holdco LLC/Allied Universal Finance Corp., Sr. Scd. Notes(b)	6.88	6/15/2030		540,000	555,275
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, Sr. Scd. Bonds(b)	4.88	6/1/2028	GBP	520,000	687,688
APi Group DE, Inc., Gtd. Notes(b),(c)	5.75	6/1/2034		950,000	941,582
Belron UK Finance PLC, Sr. Scd. Notes(b)	5.75	10/15/2029		570,000	573,005
Herc Holdings, Inc., Gtd. Notes(b),(c)	5.75	3/15/2031		1,125,000	1,124,455
Kapla Holding SAS, Sr. Scd. Bonds(b)	5.13	4/30/2032	EUR	500,000	575,844
Raven Acquisition Holdings LLC, Sr. Scd. Notes(b),(c)	6.88	11/15/2031		1,232,000	1,204,989
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., Gtd. Notes(b),(c)	6.75	8/15/2032		617,000	618,611
The ADT Security Corp., Sr. Scd. Bonds(b)	5.88	10/15/2033		691,000	679,321
The ADT Security Corp., Sr. Scd. Notes(b)	4.88	7/15/2032		560,000	529,563
United Rentals North America, Inc., Gtd. Notes(c)	3.75	1/15/2032		998,000	925,944
Wand NewCo 3, Inc., Sr. Scd. Notes(b),(c)	7.63	1/30/2032		1,225,000	1,267,693
					10,560,518

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Corporate Bonds and Notes — 119.9% (continued)
Consumer Discretionary — 8.3%
Allwyn Entertainment Financing UK PLC, Sr. Scd. Notes(b),(c)	7.88	4/30/2029	710,000	729,873
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unscd. Notes(b)	4.63	8/1/2029	378,000	364,681
Carnival Corp. Ltd., Gtd. Notes(b),(c)	5.75	8/1/2032	1,344,000	1,358,807
Carnival Corp. Ltd., Gtd. Notes(b),(c)	6.13	2/15/2033	855,000	865,769
Dealer Tire LLC/DT Issuer LLC, Sr. Unscd. Notes(b),(c)	8.00	2/1/2028	824,000	826,256
Hilton Domestic Operating Co., Inc., Gtd. Notes(b)	5.50	3/31/2034	372,000	368,989
Installed Building Products, Inc., Gtd. Notes(b),(c)	5.63	2/1/2034	938,000	933,401
Light & Wonder International, Inc., Gtd. Notes(b),(c)	6.25	10/1/2033	1,355,000	1,348,238
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, Scd. Notes(b),(c)	11.88	4/15/2031	1,020,000	1,105,752
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, Sr. Scd. Notes(b),(c)	8.25	4/15/2030	806,000	840,123
NCL Corp. Ltd., Sr. Unscd. Notes(b)	5.88	1/15/2031	533,000	517,688
NCL Corp. Ltd., Sr. Unscd. Notes(b),(c)	6.75	2/1/2032	1,668,000	1,665,426
Pioneer Opco LLC, Sr. Scd. Notes(b),(c)	7.00	5/15/2033	1,353,000	1,378,511
Resideo Funding, Inc., Gtd. Notes(b),(c)	4.00	9/1/2029	310,000	297,481
Resideo Funding, Inc., Gtd. Notes(b)	6.50	7/15/2032	829,000	834,180
Station Casinos LLC, Gtd. Notes(b)	4.63	12/1/2031	637,000	605,193

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date		Principal Amount ($)(a)	Value ($)
Corporate Bonds and Notes — 119.9% (continued)
Consumer Discretionary — 8.3% (continued)
Taylor Morrison Communities, Inc., Gtd. Notes(b)	5.75	11/15/2032		659,000	679,032
Veritiv Operating Co., Sr. Scd. Notes(b),(c)	10.50	11/30/2030		591,000	605,174
Viking Cruises Ltd., Gtd. Notes(b),(c)	5.88	10/15/2033		1,075,000	1,077,210
					16,401,784
Consumer Durables & Apparel — .8%
Beach Acquisition Bidco LLC, Sr. Unscd. Notes(b),(c),(f)	10.00	7/15/2033		1,477,021	1,677,874
Diversified Financials — 6.0%
Garfunkelux Holdco 3 SA, Sr. Scd. Bonds(b)	9.50	11/1/2028	EUR	594,557	37,363
Garfunkelux Holdco 4 SA, Unscd. Bonds(b),(f)	10.50	5/1/2030	EUR	132,310	1,890
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Sr. Scd. Notes(c)	9.75	1/15/2029		1,096,000	1,075,766
Jane Street Group/JSG Finance, Inc., Sr. Scd. Notes(b)	6.13	11/1/2032		539,000	539,363
Jane Street Group/JSG Finance, Inc., Sr. Scd. Notes(b),(c)	7.13	4/30/2031		1,304,000	1,348,937
OneMain Finance Corp., Gtd. Notes	6.13	5/15/2030		400,000	400,291
OneMain Finance Corp., Gtd. Notes(c)	7.88	3/15/2030		643,000	669,807
PennyMac Financial Services, Inc., Gtd. Notes(b),(c)	6.75	2/15/2034		656,000	630,172
PennyMac Financial Services, Inc., Gtd. Notes(b),(c)	7.13	11/15/2030		666,000	675,358
PHH Escrow Issuer LLC/PHH Corp., Gtd. Notes(b),(c)	9.88	11/1/2029		539,000	528,017
Rocket Cos., Inc., Gtd. Notes(b)	6.13	8/1/2030		522,000	531,212
Rocket Cos., Inc., Gtd. Notes(b),(c)	6.38	8/1/2033		1,051,000	1,070,143
Rocket Cos., Inc., Gtd. Notes(b)	6.50	6/15/2034		216,000	221,817

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Corporate Bonds and Notes — 119.9% (continued)
Diversified Financials — 6.0% (continued)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., Gtd. Notes(b),(c)	4.00	10/15/2033	535,000	481,816
UWM Holdings LLC, Gtd. Notes(b)	6.25	3/15/2031	526,000	469,194
UWM Holdings LLC, Gtd. Notes(b),(c)	6.63	2/1/2030	1,431,000	1,334,586
VFH Parent LLC/Valor Co- Issuer, Inc., Sr. Scd. Bonds(b),(c)	7.50	6/15/2031	1,702,000	1,781,102
				11,796,834
Electronic Components — .6%
WESCO Distribution, Inc., Gtd. Notes(b)	6.38	3/15/2033	354,000	363,463
WESCO Distribution, Inc., Gtd. Notes(b),(c)	6.63	3/15/2032	747,000	770,688
				1,134,151
Energy — 13.1%
Antero Midstream Partners LP/Antero Midstream Finance Corp., Gtd. Notes(b),(c)	5.75	7/1/2034	821,000	811,230
BKV Upstream Midstream LLC, Gtd. Notes(b),(c)	7.50	10/15/2030	1,795,000	1,802,964
Comstock Resources, Inc., Gtd. Notes(b),(c)	5.88	1/15/2030	1,070,000	1,009,857
Comstock Resources, Inc., Gtd. Notes(b),(c)	6.75	3/1/2029	777,000	765,605
CQP Holdco LP/BIP-V Chinook Holdco LLC, Sr. Scd. Notes(b),(c)	5.50	6/15/2031	1,450,000	1,423,805
DBR Land Holdings LLC, Gtd. Notes(b),(c)	6.25	12/1/2030	1,403,000	1,425,630
Energy Transfer LP, Jr. Sub. Notes, Ser. B(c),(g)	6.63	2/15/2028	1,489,000	1,501,789
Gulfport Energy Operating Corp., Gtd. Notes(b),(c)	6.75	9/1/2029	1,466,000	1,497,023
Matador Resources Co., Gtd. Notes(b),(c)	6.50	4/15/2032	805,000	809,822

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Corporate Bonds and Notes — 119.9% (continued)
Energy — 13.1% (continued)
Moss Creek Resources Holdings, Inc., Sr. Unscd. Notes(b),(c)	8.25	9/1/2031	977,000	969,127
Noble Finance II LLC, Gtd. Notes(b)	6.25	6/15/2034	597,000	585,479
Noble Finance II LLC, Gtd. Notes(b)	8.00	4/15/2030	793,000	822,042
Northern Oil & Gas, Inc., Sr. Unscd. Notes(b),(c)	7.88	10/15/2033	783,000	778,568
Northern Oil & Gas, Inc., Sr. Unscd. Notes(b),(c)	8.75	6/15/2031	1,133,000	1,167,596
Northriver Midstream Finance LP, Sr. Scd. Notes(b),(c)	6.75	7/15/2032	1,065,000	1,079,142
Rockies Express Pipeline LLC, Sr. Unscd. Notes(b),(c)	4.80	5/15/2030	1,108,000	1,087,176
SM Energy Co., Gtd. Notes(b),(c)	6.75	8/1/2029	667,000	679,546
Sunoco LP, Gtd. Notes(b)	5.63	3/15/2031	690,000	685,247
Sunoco LP, Gtd. Notes(b)	5.63	7/15/2034	253,000	247,075
Sunoco LP, Jr. Sub. Notes(b),(c),(g)	7.88	9/18/2030	1,303,000	1,355,879
TerraForm Power Operating LLC, Gtd. Notes(b),(c)	4.75	1/15/2030	848,000	820,879
TGNR Intermediate Holdings LLC, Sr. Unscd. Notes(b),(c)	5.50	10/15/2029	1,784,000	1,756,564
Venture Global Calcasieu Pass LLC, Sr. Scd. Notes(b),(c)	4.13	8/15/2031	860,000	807,742
Venture Global LNG, Inc., Sr. Scd. Notes(b)	6.38	12/15/2034	686,000	674,580
Venture Global Plaquemines LNG LLC, Sr. Scd. Bonds(b)	6.13	12/15/2030	400,000	409,455
Venture Global Plaquemines LNG LLC, Sr. Scd. Notes(b),(c)	6.50	1/15/2034	763,000	795,383
				25,769,205

Description	Coupon Rate (%)	Maturity Date		Principal Amount ($)(a)	Value ($)
Corporate Bonds and Notes — 119.9% (continued)
Environmental Control — 1.3%
GFL Environmental Holdings US, Inc., Gtd. Notes(b),(c)	5.50	2/1/2034		1,208,000	1,183,041
Waste Pro USA, Inc., Sr. Unscd. Notes(b),(c)	7.00	2/1/2033		1,318,000	1,351,993
					2,535,034
Food Products — 3.3%
Fiesta Purchaser, Inc., Sr. Scd. Notes(b),(c)	7.88	3/1/2031		915,000	923,593
Fiesta Purchaser, Inc., Sr. Unscd. Notes(b),(c)	9.63	9/15/2032		722,000	709,041
Froneri Lux FinCo Sarl, Sr. Scd. Notes(b),(c)	6.00	8/1/2032		1,370,000	1,344,363
Post Holdings, Inc., Gtd. Notes(b),(c)	4.63	4/15/2030		1,523,000	1,472,224
Post Holdings, Inc., Gtd. Notes(b),(c)	6.50	3/15/2036		930,000	920,192
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, Scd. Notes(b),(c)	4.63	3/1/2029		1,186,000	1,146,538
					6,515,951
Forest Products & Paper — .1%
Mercer International, Inc., Sr. Unscd. Notes(b)	12.88	10/1/2028		257,000	141,671
Health Care — 9.4%
1261229 BC Ltd., Sr. Scd. Notes(b),(c)	10.00	4/15/2032		2,150,000	2,179,038
Bausch Health Cos., Inc., Gtd. Notes(b)	5.00	1/30/2028		467,000	414,834
Bausch Health Cos., Inc., Sr. Scd. Notes(b)	11.00	9/30/2028		521,000	530,982
Cheplapharm Arzneimittel GmbH, Sr. Scd. Bonds(b)	6.75	2/15/2032	EUR	450,000	518,312
CHS/Community Health Systems, Inc., Sr. Scd. Notes(b),(c)	5.25	5/15/2030		762,000	719,549
CHS/Community Health Systems, Inc., Sr. Scd. Notes(b),(c)	9.75	1/15/2034		1,288,000	1,346,386

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date		Principal Amount ($)(a)	Value ($)
Corporate Bonds and Notes — 119.9% (continued)
Health Care — 9.4% (continued)
CHS/Community Health Systems, Inc., Sr. Scd. Notes(b)	10.88	1/15/2032		264,000	284,642
Cidron Aida Finco Sarl, Sr. Scd. Bonds(b)	7.00	10/27/2031	EUR	560,000	620,609
Cidron Atrium SE, Sr. Scd. Bonds(b)	5.63	2/15/2033	EUR	350,000	395,596
Genmab A/S Genmab Finance LLC, Sr. Scd. Notes(b)	6.25	12/15/2032		788,000	803,495
Global Medical Response, Inc., Sr. Scd. Notes(b)	7.38	10/1/2032		1,050,000	1,088,745
HomeVi SASU, Sr. Scd. Bonds(b)	6.63	10/31/2031	EUR	393,000	456,852
Insulet Corp., Sr. Unscd. Notes(b),(c)	6.50	4/1/2033		658,000	667,911
IQVIA, Inc., Gtd. Notes(b),(c)	6.25	6/1/2032		698,000	710,514
LifePoint Health, Inc., Sr. Scd. Notes(b),(c)	7.00	5/1/2034		890,000	853,676
Option Care Health, Inc., Gtd. Notes(b),(c)	4.38	10/31/2029		1,159,000	1,114,285
Radiology Partners, Inc., Sr. Scd. Notes(b),(c)	8.50	7/15/2032		1,213,000	1,267,402
RAY Financing LLC, Sr. Scd. Bonds(b)	6.50	7/15/2031	EUR	710,000	820,131
Sotera Health Holdings LLC, Sr. Scd. Notes(b),(c)	7.38	6/1/2031		1,475,000	1,531,214
Team Health Holdings, Inc., Sr. Scd. Notes(b),(c)	8.38	6/30/2028		1,628,000	1,633,432
Tenet Healthcare Corp., Sr. Unscd. Notes(b)	6.00	11/15/2033		654,000	660,189
					18,617,794
Industrial — 1.6%
Artera Services LLC, Sr. Scd. Notes(b)	8.50	2/15/2031		528,000	475,291
Columbus McKinnon Corp., Sr. Scd. Notes(b),(c)	7.13	2/1/2033		1,305,000	1,308,822
Dycom Industries, Inc., Gtd. Notes(b),(c)	4.50	4/15/2029		542,000	531,788

Description	Coupon Rate (%)	Maturity Date		Principal Amount ($)(a)	Value ($)
Corporate Bonds and Notes — 119.9% (continued)
Industrial — 1.6% (continued)
GrafTech Finance, Inc., Scd. Notes(b),(c)	4.63	12/23/2029		427,000	273,507
GrafTech Global Enterprises, Inc., Scd. Notes(b),(c)	9.88	12/23/2029		750,000	555,000
					3,144,408
Information Technology — 2.8%
AthenaHealth Group, Inc., Sr. Unscd. Notes(b),(c)	6.50	2/15/2030		1,477,000	1,417,106
CoreWeave, Inc., Gtd. Bonds(b)	8.50	7/15/2032	EUR	245,000	276,097
CoreWeave, Inc., Gtd. Notes(b),(c)	9.25	6/1/2030		1,061,000	1,068,671
CoreWeave, Inc., Gtd. Notes(b)	9.75	10/1/2031		664,000	663,007
Ellucian Holdings, Inc., Sr. Scd. Notes(b)	6.50	12/1/2029		700,000	678,407
UKG, Inc., Sr. Scd. Notes(b),(c)	6.88	2/1/2031		1,407,000	1,367,786
					5,471,074
Insurance — 4.6%
Acrisure LLC/Acrisure Finance, Inc., Sr. Scd. Notes(b)	7.50	11/6/2030		560,000	531,510
Acrisure LLC/Acrisure Finance, Inc., Sr. Unscd. Notes(b),(c)	8.25	2/1/2029		828,000	779,999
Alliant Holdings Intermediate LLC/Alliant Holdings Co- Issuer, Sr. Scd. Notes(b)	7.00	1/15/2031		790,000	803,251
Alliant Holdings Intermediate LLC/Alliant Holdings Co- Issuer, Sr. Unscd. Notes(b)	7.38	10/1/2032		550,000	546,594
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, Sr. Unscd. Notes(b),(c)	7.88	11/1/2029		1,608,000	1,629,612
CRC Insurance Group LLC, Sr. Scd. Notes(b),(c)	7.13	6/1/2031		1,467,000	1,463,195
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC, Sr. Scd. Notes(b)	7.25	2/15/2031		812,000	787,176

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date		Principal Amount ($)(a)	Value ($)
Corporate Bonds and Notes — 119.9% (continued)
Insurance — 4.6% (continued)
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC, Sr. Unscd. Notes(b),(c)	8.13	2/15/2032		1,405,000	1,260,564
USI, Inc., Sr. Unscd. Notes(b)	7.50	1/15/2032		1,201,000	1,213,819
					9,015,720
Internet Software & Services — 1.7%
Arches Buyer, Inc., Sr. Unscd. Notes(b),(c)	6.13	12/1/2028		713,000	702,839
Rakuten Group, Inc., Sr. Unscd. Notes(b),(c)	9.75	4/15/2029		625,000	679,672
United Group BV, Sr. Scd. Bonds(b)	6.50	10/31/2031	EUR	444,000	524,527
Wayfair LLC, Sr. Scd. Notes(b),(c)	6.75	11/15/2032		531,000	545,720
Wayfair LLC, Sr. Scd. Notes(b)	7.13	5/31/2034		947,000	974,346
					3,427,104
Materials — 1.2%
Clydesdale Acquisition Holdings, Inc., Sr. Scd. Notes(b),(c)	6.88	1/15/2030		826,000	823,959
Graphic Packaging International LLC, Gtd. Notes(b),(c)	6.38	7/15/2032		800,000	808,148
TriMas Corp., Gtd. Notes(b)	4.13	4/15/2029		706,000	680,968
					2,313,075
Media — 8.1%
Block Communications, Inc., Sr. Scd. Notes(b)	10.25	3/1/2031		408,000	373,507
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes(b),(c)	5.38	6/1/2029		799,000	782,054
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes(b),(c)	5.00	2/1/2028		1,834,000	1,811,968
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Sr. Scd. Notes(c)	4.40	12/1/2061		1,070,000	691,395

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Corporate Bonds and Notes — 119.9% (continued)
Media — 8.1% (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Sr. Scd. Notes	5.13	7/1/2049	856,000	661,118
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Sr. Scd. Notes(c)	5.50	4/1/2063	1,100,000	844,187
Directv Financing LLC/Directv Financing Co- Obligor, Inc., Sr. Scd. Notes(b),(c)	10.00	2/15/2031	973,000	1,010,319
DISH DBS Corp., Gtd. Notes(c),(h)	5.13	6/1/2029	879,000	791,772
DISH DBS Corp., Gtd. Notes(c),(h)	7.38	7/1/2028	967,000	929,294
EchoStar Corp., Sr. Scd. Notes(c)	10.75	11/30/2029	957,376	1,035,115
Gray Media, Inc., Scd. Notes(b)	9.63	7/15/2032	680,000	656,900
Gray Media, Inc., Sr. Scd. Notes(b),(c)	7.25	8/15/2033	427,000	420,829
iHeartCommunications, Inc., Sr. Scd. Notes(b)	7.75	8/15/2030	436,000	407,109
Nexstar Media, Inc., Sr. Scd. Notes(b)	6.50	9/15/2033	943,000	943,568
Paramount Global, Gtd. Notes	4.20	6/1/2029	420,000	403,026
Paramount Global, Gtd. Notes(c)	4.95	1/15/2031	1,152,000	1,071,175
Sinclair Television Group, Inc., Sr. Scd. Bonds(b),(c)	8.13	2/15/2033	640,000	658,186
Sunrise FinCo I BV, Sr. Scd. Notes(b),(c)	4.88	7/15/2031	570,000	539,323
The EW Scripps Company, Scd. Notes(b),(c)	9.88	8/15/2030	871,000	763,086
Univision Communications, Inc., Sr. Scd. Notes(b)	4.50	5/1/2029	710,000	678,383
Univision Communications, Inc., Sr. Scd. Notes(b)	8.88	4/15/2033	430,000	423,595
				15,895,909

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date		Principal Amount ($)(a)	Value ($)
Corporate Bonds and Notes — 119.9% (continued)
Metals & Mining — 3.5%
Arcosa, Inc., Gtd. Notes(b)	6.88	8/15/2032		680,000	709,887
Arsenal AIC Parent LLC, Sr. Scd. Notes(b),(c)	8.00	10/1/2030		890,000	928,671
Celsa Opco SA, Sr. Scd. Bonds(b)	8.25	12/15/2030	EUR	673,000	820,405
Cleveland-Cliffs, Inc., Gtd. Notes(b),(c)	6.88	11/1/2029		397,000	400,757
Cleveland-Cliffs, Inc., Gtd. Notes(b)	7.38	5/1/2033		670,000	670,144
Cleveland-Cliffs, Inc., Gtd. Notes(b)	7.50	9/15/2031		398,000	403,127
Fortescue Treasury Pty Ltd., Sr. Unscd. Notes(b),(c)	6.13	4/15/2032		690,000	709,847
Novelis Corp., Gtd. Notes(b),(c)	6.38	8/15/2033		1,333,000	1,343,556
Samarco Mineracao SA, Sr. Unscd. Notes(b),(f)	9.50	6/30/2031		145,754	146,613
Samarco Mineracao SA, Sr. Unscd. Notes(f)	9.50	6/30/2031		688,912	692,970
					6,825,977
Real Estate — 4.9%
Anywhere Real Estate Group LLC/Realogy Co- Issuer Corp., Gtd. Notes(b),(c)	5.25	4/15/2030		1,568,000	1,514,268
CoreLogic, Inc., Sr. Scd. Notes(b)	4.50	5/1/2028		1,143,000	1,117,457
Emeria SASU, Sr. Scd. Bonds(b)	7.75	3/31/2028	EUR	400,000	388,595
Iron Mountain, Inc., Gtd. Notes(b)	4.88	9/15/2029		705,000	692,152
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, Sr. Scd. Notes(b),(c)	4.88	5/15/2029		1,105,000	1,081,179
Rithm Capital Corp., Sr. Unscd. Notes(b),(c)	8.00	4/1/2029		797,000	800,846
Rithm Capital Corp., Sr. Unscd. Notes(b),(c)	8.00	7/15/2030		544,000	543,032
Rithm Capital Corp., Sr. Unscd. Notes(b)	8.50	6/1/2031		661,000	663,380

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Corporate Bonds and Notes — 119.9% (continued)
Real Estate — 4.9% (continued)
RLJ Lodging Trust LP, Sr. Scd. Notes(b),(c)	4.00	9/15/2029	882,000	840,603
Starwood Property Trust, Inc., Sr. Unscd. Notes(b),(c)	7.25	4/1/2029	663,000	685,358
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, Gtd. Notes(b),(c)	6.00	1/15/2030	1,307,000	1,277,836
				9,604,706
Retailing — 2.9%
LBM Acquisition LLC, Gtd. Notes(b),(c)	6.25	1/15/2029	663,000	482,459
PetSmart LLC/PetSmart Finance Corp., Gtd. Notes(b),(c)	10.00	9/15/2033	1,075,000	1,077,475
PetSmart LLC/PetSmart Finance Corp., Sr. Scd. Notes(b),(c)	7.50	9/15/2032	955,000	955,896
QXO Building Products, Inc., Gtd. Notes(b)	6.88	7/15/2034	433,000	444,767
QXO Building Products, Inc., Sr. Scd. Bonds(b),(c)	6.75	4/30/2032	923,000	953,629
Staples, Inc., Sr. Scd. Notes(b),(c)	10.75	9/1/2029	1,586,000	1,514,246
White Cap Supply Holdings LLC, Gtd. Notes(b)	7.38	11/15/2030	221,000	224,283
				5,652,755
Technology Hardware & Equipment — .3%
Virtusa Corp., Sr. Unscd. Notes(b),(c)	7.13	12/15/2028	842,000	667,809
Telecommunication Services — 15.1%
Altice France Lux 3/Altice Holdings 1, Sr. Unscd. Notes(b),(c)	10.00	1/15/2033	1,793,000	1,765,558
APLD ComputeCo 2 LLC, Sr. Scd. Notes(b),(c)	6.75	3/15/2031	1,100,000	1,104,733
APLD ComputeCo LLC, Sr. Scd. Notes(b),(c)	9.25	12/15/2030	1,477,000	1,594,206
Black Pearl Compute LLC, Sr. Scd. Notes(b),(c)	6.13	2/15/2031	1,355,000	1,374,058
Cipher Compute LLC, Sr. Scd. Notes(b),(c)	7.13	11/15/2030	1,050,000	1,092,811

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date		Principal Amount ($)(a)	Value ($)
Corporate Bonds and Notes — 119.9% (continued)
Telecommunication Services — 15.1% (continued)
Core Scientific Finance I LLC, Sr. Scd. Notes(b)	7.75	5/15/2031		569,000	577,422
ELK Grove Village Property LLC, Sr. Scd. Notes(b),(c)	7.50	6/15/2031		1,630,000	1,642,244
Fibercop SpA, Sr. Scd. Notes(b),(c)	7.72	6/4/2038		806,000	844,557
Iliad Holding SAS, Sr. Scd. Notes(b)	7.00	10/15/2028		531,000	533,690
Iliad Holding SAS, Sr. Scd. Notes(b),(c)	8.50	4/15/2031		509,000	539,553
Level 3 Financing, Inc., Gtd. Notes(b)	7.50	2/15/2037		197,481	202,868
Level 3 Financing, Inc., Gtd. Notes(b),(c)	8.50	1/15/2036		1,425,014	1,531,361
Level 3 Financing, Inc., Sr. Scd. Bonds(b),(c)	6.88	6/30/2033		826,000	849,173
Level 3 Financing, Inc., Sr. Scd. Notes(b),(c)	7.00	3/31/2034		814,000	839,908
Lumen Technologies, Inc., Sr. Unscd. Bonds, Ser. P(c)	7.60	9/15/2039		1,131,000	1,082,795
Lumen Technologies, Inc., Sr. Unscd. Notes(b),(c)	5.38	6/15/2029		1,136,000	1,107,755
Meridian Arc Holdco LLC, Sr. Scd. Notes(b),(c)	6.25	4/30/2031		2,039,000	2,044,903
PR RNO Property Owner 1 LLC, Sr. Scd. Notes(b),(c)	6.50	5/1/2031		972,000	971,268
QTS Fayetteville I Dc1- 2 LLC/QTS TRS Fayetteville I DC1-2 LLC, Sr. Scd. Bonds(b),(c)	5.70	4/15/2036		1,690,000	1,607,455
SoftBank Group Corp., Sr. Unscd. Bonds	6.88	1/10/2031		825,000	817,688
Stingray Compute LLC, Sr. Scd. Notes(b)	6.00	6/15/2031		214,000	214,690
SV RNO Property Owner 1 LLC, Sr. Scd. Notes(b),(c)	5.88	3/1/2031		1,730,000	1,706,158
TDC Brands A/S, Sr. Scd. Bonds(b)	8.00	4/30/2031	EUR	187,000	216,908
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, Gtd. Notes(b),(c)	6.50	2/15/2029		549,000	545,106

Description	Coupon Rate (%)	Maturity Date		Principal Amount ($)(a)	Value ($)
Corporate Bonds and Notes — 119.9% (continued)
Telecommunication Services — 15.1% (continued)
Windstream Services LLC/Windstream Escrow Finance Corp., Sr. Scd. Notes(b),(c)	8.25	10/1/2031		1,145,000	1,208,078
WULF Compute LLC, Sr. Scd. Notes(b),(c)	7.75	10/15/2030		1,567,000	1,646,859
Yondr JK 1 LLC, Sr. Scd. Notes(b)	6.88	6/30/2031		759,000	761,471
Zayo Group Holdings, Inc., Sr. Scd. Notes(b),(f)	13.75	9/9/2030		1,365,779	1,350,728
					29,774,004
Transportation — 1.8%
Beacon Mobility Corp., Sr. Scd. Notes(b),(c)	7.25	8/1/2030		1,035,000	1,078,100
PODS LLC, Sr. Scd. Notes(b),(c)	8.75	5/15/2031		1,222,000	1,197,038
SGL Group ApS, Sr. Scd. Bonds, (3 Month EURIBOR +4.75%)(d)	6.94	4/22/2030	EUR	370,000	414,022
Stonepeak Nile Parent LLC, Sr. Scd. Notes(b),(c)	7.25	3/15/2032		843,000	873,597
					3,562,757
Utilities — 6.8%
Alpha Generation LLC, Gtd. Notes(b),(c)	6.25	1/15/2034		1,085,000	1,068,324
Alpha Generation LLC, Sr. Unscd. Notes(b),(c)	6.75	10/15/2032		1,317,000	1,341,831
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, Sr. Unscd. Notes(b),(c)	6.38	2/15/2032		1,764,000	1,769,301
Clearway Energy Operating LLC, Gtd. Notes(b),(c)	5.75	1/15/2034		809,000	793,749
ContourGlobal Power Holdings SA, Sr. Scd. Bonds(b),(c)	6.75	2/28/2030		1,331,000	1,352,403
NRG Energy, Inc., Gtd. Notes(b),(c)	3.88	2/15/2032		650,000	597,949
NRG Energy, Inc., Gtd. Notes(b),(c)	6.25	11/1/2034		841,000	851,902
NRG Energy, Inc., Jr. Sub. Bonds(b),(g)	10.25	3/15/2028		490,000	530,159

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Corporate Bonds and Notes — 119.9% (continued)
Utilities — 6.8% (continued)
NRG Energy, Inc., Sr. Unscd. Notes(b),(c)	5.75	1/15/2034	809,000	803,108
PG&E Corp., Sr. Scd. Notes	5.25	7/1/2030	694,000	683,733
Vistra Operations Co. LLC, Gtd. Notes(b)	4.38	5/1/2029	76,000	74,699
Vistra Operations Co. LLC, Gtd. Notes(b),(c)	7.75	10/15/2031	641,000	670,912
VoltaGrid LLC, Scd. Notes(b),(c)	7.38	11/1/2030	1,220,000	1,267,160
XPLR Infrastructure Operating Partners LP, Gtd. Notes(b),(c)	7.75	4/15/2034	909,000	957,295
XPLR Infrastructure Operating Partners LP, Gtd. Notes(b),(c)	8.38	1/15/2031	652,000	695,707
				13,458,232
Total Corporate Bonds and Notes (cost $234,354,727)				235,896,777

Shares
Equity Securities - Common Stocks — .1%
Telecommunication Services — .1%
Altice LuxCo 3(i) (cost $207,026)	12,647	251,980

Preferred Dividend Rate (%)
Equity Securities - Preferred Stocks — .1%
Financial Services — .1%
Federal National Mortgage Association, Ser. S, 12/31/2030(g),(i) (cost $268,482)	0.00	19,830	216,345

Exchange-Traded Funds — 2.0%
Registered Investment Companies — 2.0%
iShares iBoxx $ High Yield Corporate Bond ETF	25,119	2,008,766
State Street SPDR Bloomberg High Yield Bond ETF	20,891	2,013,266
Total Exchange-Traded Funds (cost $3,955,104)		4,022,032

Description	Coupon Rate (%)	Maturity Date		Principal Amount ($)(a)	Value ($)
Fixed Rate Loan Interests — .3%
Information Technology — .3%
Cotiviti, Inc., Initial Fixed Rate Term Loan (cost $555,609)	7.63	5/1/2031		578,750	542,216
Floating Rate Loan Interests — 9.2%
Aerospace & Defense — .1%
Mahseer Holdings LLC, Initial Term Loan, (3 Month TSFR +3.25%)(d)	6.98	3/16/2033		243,103	244,776
Agriculture — .6%
Artisan Newco BV, Term Loan B, (3 Month EURIBOR +3.50%)(d)	5.58	3/1/2032	EUR	1,000,000	1,146,176
Automobiles & Components — .3%
IXS Holdings, Inc., Initial Term Loan, (3 Month TSFR +5.50%)(d)	9.16	9/21/2029		549,450	546,607
Chemicals — .1%
Bond UK MidCo 3 Ltd, Term Loan B, (1 Month TSFR +3.50%)(d)	3.50	6/24/2033		191,316	192,153
Commercial & Professional Services — 1.0%
American Auto Auction Group LLC, 2025 Refinancing Term Loan, (3 Month TSFR +4.50%)(d)	8.23	5/28/2032		407,935	408,242
Catawba Nation Gaming Authority, Initial Term Loan B, (3 Month TSFR +4.75%)(d)	8.41	3/29/2032		810,000	811,373
Vaco Holdings LLC, Initial Term Loan, (3 Month TSFR +5.15%)(d)	8.88	1/22/2029		813,674	670,777
					1,890,392
Consumer Discretionary — .3%
Crown Finance US, Inc., Term Loan B, (1 Month TSFR +4.50%) (d)	8.11	12/2/2031		540,540	542,645
Diversified Financials — 1.0%
Emma Buyer LLC, Delayed Term Loan, (1 Month TSFR +3.50%)(d)	3.50	6/16/2033		36,502	36,457

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Floating Rate Loan Interests — 9.2% (continued)
Diversified Financials — 1.0% (continued)
Emma Buyer LLC, Delayed Term Loan, (1 Month TSFR +3.50%)(d)	3.50	6/16/2033	18,251	18,228
Emma Buyer LLC, Term Loan, (1 Month TSFR +3.50%)(d)	3.50	6/16/2033	139,621	139,446
Jump Financial LLC, Term Loan B-1, (3 Month TSFR +3.50%)(d)	7.23	2/26/2032	804,564	805,570
Nexus Buyer LLC, Amendment No. 9 Refinancing Term Loan, (1 Month TSFR +3.50%)(d)	7.14	7/31/2031	836,422	808,192
OID-OL Intermediate I LLC, Initial Second Out Term Loan, (3 Month TSFR +4.40%)(d)	8.06	2/1/2029	357,293	222,058
				2,029,951
Energy — .5%
Calcasieu Pass Funding LLC, Initial Term Loan, (6 Month TSFR +3.25%)(d)	6.95	4/11/2033	649,000	651,661
NGL Energy Operating LLC, Initial Term Loan, (1 Month TSFR +3.50%)(d)	7.13	3/11/2033	281,295	282,752
				934,413
Food Products — .1%
Max US Bidco, Inc., Initial Term Loan, (3 Month TSFR +5.00%)(d)	8.73	10/2/2030	297,267	272,112
Health Care — 1.7%
1261229 BC Ltd., Initial Term Loan, (1 Month TSFR +6.25%)(d)	9.89	10/8/2030	963,280	936,337
Gainwell Acquisition Corp., Term Loan B, (3 Month TSFR +4.10%)(d)	7.83	10/1/2027	845,526	834,255

Description	Coupon Rate (%)	Maturity Date		Principal Amount ($)(a)	Value ($)
Floating Rate Loan Interests — 9.2% (continued)
Health Care — 1.7% (continued)
US Anesthesia Partners, Inc., Initial Term Loan, (1 Month TSFR +4.11%) (d)	7.73	10/2/2028		685,604	687,418
WS Audiology A/S, Facility Term Loan B9, (6 Month TSFR +3.25%)(d)	6.92	2/28/2029		807,940	810,194
					3,268,204
Industrial — .5%
Optimus Bidco SA, Term Loan B, (3 Month EURIBOR +5.00%)(d)	7.29	1/2/2029	EUR	1,000,000	1,068,617
Internet Software & Services — .3%
StubHub Holdco Sub LLC, Extended USD Term Loan B, (1 Month TSFR +4.75%)(d)	8.37	3/15/2030		504,234	508,172
Materials — .3%
ProAmpac PG Borrower LLC, Initial First Lien Dollar Term Loan, (3 Month TSFR +4.00%)(d)	7.66	3/7/2033		550,000	541,750
Media — .8%
Numericable US LLC, New USD Term Loan B-14, (3 Month TSFR +6.88%)(d)	10.55	5/15/2031		666,596	681,928
The E.W. Scripps Co., New Tranche Term Loan B-2, (1 Month TSFR +5.86%) (d)	9.50	6/30/2028		325,457	326,067
The E.W. Scripps Co., Term Loan B-3, (1 Month TSFR +3.46%)(d)	7.10	11/30/2029		647,401	619,482
					1,627,477
Real Estate — .3%
CoreLogic, Inc., First Lien Initial Term Loan, (1 Month TSFR +3.61%)(d)	7.26	6/2/2028		562,050	556,429

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Floating Rate Loan Interests — 9.2% (continued)
Retailing — .9%
LBM Acquisition LLC, Incremental Term Loan B, (1 Month TSFR +3.85%)(d)	7.50	6/6/2031	562,132	472,995
White Cap Supply Holdings LLC, Tranche Term Loan C, (1 Month TSFR +3.25%) (d)	6.89	10/29/2029	1,366,532	1,366,081
				1,839,076
Telecommunication Services — .4%
Zayo Group Holdings, Inc., Dollar Term Loan, (1 Month TSFR +3.11%)(d),(f)	6.76	3/11/2030	827,857	828,685
Total Floating Rate Loan Interests (cost $18,300,661)				18,037,635

	1-Day Yield (%)	Shares
Investment Companies — 4.2%
Registered Investment Companies — 4.2%
BNY Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(j) (cost $8,296,698)	3.70	8,296,698	8,296,698
Total Investments (cost $271,285,763)		138.6%	272,740,624
Liabilities, Less Cash and Receivables(k)		(38.6%)	(75,908,593)
Net Assets		100.0%	196,832,031

CLO—Collateralized Loan Obligation
ETF—Exchange-Traded Fund
EUR—Euro
EURIBOR—Euro Interbank Offered Rate
GBP—British Pound
SPDR—Standard & Poor’s Depository Receipt
TSFR—Term Secured Overnight Financing Rate Reference Rates
USD—United States Dollar

(a)	Amount stated in U.S. Dollars unless otherwise noted above.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At
June 30, 2026, these securities amounted to $222,355,689 or 113.0% of net assets.

(c)	Security, or a portion thereof, has been pledged as collateral for the fund’s Revolving Credit and Security Agreement.
(d)
Variable rate security—Interest rate resets periodically and the rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

(e)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(f)	Payment-in-kind security and interest may be paid in additional par.
(g)	Security is a perpetual security with no specified maturity date. Maturity date shown is next reset date of the security.
(h)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at June 30, 2026 was $1,721,066, which represented .9% of net assets.

(i)	Non-income producing security.
(j)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(k)	Includes net unrealized appreciation/(depreciation) and/or market value of the unfunded floating rate loan interests which are excluded from the Schedule of Investments as shown in the table below:

Unfunded Loan Commitments
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Market Value ($)	Unrealized Appreciation($)
Floating Rate Loan Interests — .0%
Aerospace & Defense — .0%
Mahseer Holdings LLC, Delayed Draw Term Loan, (1 Month TSFR +3.25%)(a) (cost $38,897)	4.25	3/16/2033	38,897	39,164	268
Gross Unrealized Appreciation					268

TSFR—Term Secured Overnight Financing Rate Reference Rates

(a)
Variable rate security—Interest rate resets periodically and the rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

Forward Foreign Currency Exchange Contracts
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized (Depreciation) ($)
Goldman Sachs & Co. LLC
United States Dollar	733,869	British Pound	555,000	7/27/2026	(2,297)
United States Dollar	11,956,220	Euro	10,470,000	7/27/2026	(20,310)
Gross Unrealized Depreciation					(22,607)
See notes to schedule of investments.

Schedule of Investments
BNY Mellon High Yield Strategies Fund
June 30, 2026 (Unaudited)
The following is a summary of the inputs used as of June 30, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Collateralized Loan Obligations	—	3,434,621	—	3,434,621
Convertible Corporate Bonds and Notes	—	2,042,320	—	2,042,320
Corporate Bonds and Notes	—	235,896,777	—	235,896,777
Equity Securities - Common Stocks	—	251,980	—	251,980
Equity Securities - Preferred Stocks	216,345	—	—	216,345
Exchange-Traded Funds	4,022,032	—	—	4,022,032
Fixed Rate Loan Interests	—	542,216	—	542,216
Floating Rate Loan Interests	—	18,037,635	—	18,037,635
Investment Companies	8,296,698	—	—	8,296,698
	12,535,075	260,205,549	—	272,740,624
Other Financial Instruments:
Unfunded Floating Rate Loan Interests Commitments††	—	268	—	268
	—	268	—	268

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	—	(22,607)	—	(22,607)
	—	(22,607)	—	(22,607)

†	See Schedule of Investments for additional detailed categorizations, if any.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Investments in debt securities and instruments generally will be valued, to the extent possible, by one or more independent pricing services (the “Service”). When, in the judgment of the Service, quoted bid prices for investments are readily available and are representative of the bid side of the market, these investments are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities)

and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). The value of other debt securities and instruments is determined by the Service based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the fund’s Board of Trustees (the “Board”). Overnight and certain other short-term debt securities and instruments (excluding Treasury bills) will be valued by the amortized cost method, which approximates fair value, unless a Service provides a valuation for such security or, in the opinion of the board or a committee or other persons designated by the Board, such as the Adviser, the amortized cost method would not represent fair value. These securities are generally categorized within Level 2 of the fair value hierarchy.
Equity investments, including ETFs (but not including investments in other open-end registered investment companies), generally are valued at the last sale price on the day of valuation on the securities exchange or national securities market on which such securities primarily are traded. Securities listed on Nasdaq markets generally will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a Nasdaq market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Investments in other open-end investment companies are valued at their reported net asset values (“NAVs”) each day. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts and futures contracts. The valuation of a security based on this fair value process may differ from the security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. Foreign securities held by a fund may trade on days when the fund does not calculate its NAV and thus may affect the fund’s NAV on days when investors will not be able to purchase or sell (redeem) fund shares. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
Restricted securities, as well as securities or other assets for which recent market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its NAV), or which are not valued by the Service, are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments is determined by the Adviser, as the fund’s valuation designee pursuant to Rule 2a-5 under the Act, using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
Market quotations of foreign securities in foreign currencies and any fund assets or liabilities initially expressed in terms of foreign currency are translated into U.S. dollars at the spot rate.
Forward foreign currency exchange contracts (“forward contracts”) generally are valued using the forward rate obtained from a Service and are categorized within Level 2 of the fair value hierarchy.
Floating Rate Loan Interests: Floating rate instruments are loans and other securities with interest rates that adjust or “float” periodically. Floating rate loans are made by banks and other financial institutions to their corporate clients. The rates of interest on the loans adjust periodically by reference to a base lending rate, plus a premium or credit spread. Floating rate loans reset on periodic set dates, typically 30 to 90 days, but not to exceed one year. The fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
The fund may enter into certain credit agreements all or a portion of which may be unfunded. The fund is obligated to fund these commitments at the borrower’s discretion. The commitments are disclosed in the accompanying Schedule of Investments. At June 30, 2026, the fund had unfunded commitments of $38,897 and had sufficient cash and/or securities to cover these commitments.
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at June 30, 2026 is discussed below.
Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty non-performance on these forward contracts, which is generally limited to the unrealized gain on each open contract. The risk of non-payment may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Forward contracts open at June 30, 2026 are set forth in the Schedule of Investments.
At June 30, 2026, accumulated net unrealized appreciation on investments inclusive of derivative contracts was $1,432,522, consisting of $4,778,847 gross unrealized appreciation and $3,346,325 gross unrealized depreciation.
At June 30, 2026, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.